Subsequent Events (Details) (USD $) In Thousands, unless otherwise specified		12 Months Ended
	Feb. 11, 2014	Dec. 31, 2013 Three pushboats
Subsequent Events
Construction price per vessel	$ 7,400
Expected Delivery		Q1 2015